PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2019	2018
Cost
Buildings	$6,288,083	$6,244,348
Furniture, fixtures and equipment	1,071,341	1,007,626
Leasehold improvements	1,049,332	953,535
Plant and gaming machinery	265,856	227,263
Transportation	218,952	101,915
Construction in progress	143,330	69,186
Freehold land	77,876	85,068

Sub-total	9,114,770	8,688,941
Less: accumulated depreciation and amortization	(3,390,861)	(2,904,598)

Property and equipment, net	$5,723,909	$5,784,343